Summary of Significant Accounting Policies - Schedule of Cost Less Accumulated Depreciation and Impairment Losses (Details)	Mar. 31, 2025
Computer and electronic equipment [Member] | Minimum [Member]
Schedule of Cost Less Accumulated Depreciation and Impairment Losses [Line Items]
Estimated useful life	3 years
Computer and electronic equipment [Member] | Maximum [Member]
Schedule of Cost Less Accumulated Depreciation and Impairment Losses [Line Items]
Estimated useful life	5 years
Software [Member] | Minimum [Member]
Schedule of Cost Less Accumulated Depreciation and Impairment Losses [Line Items]
Estimated useful life	3 years
Software [Member] | Maximum [Member]
Schedule of Cost Less Accumulated Depreciation and Impairment Losses [Line Items]
Estimated useful life	5 years
Furniture and fixtures [Member]
Schedule of Cost Less Accumulated Depreciation and Impairment Losses [Line Items]
Estimated useful life	4 years
Investment properties [Member]
Schedule of Cost Less Accumulated Depreciation and Impairment Losses [Line Items]
Estimated useful life	50 years